Cash flows reconciliation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
December 31, 2023	$ 12,471	$ 11,181
Additions	4,855	1,950
Payments (i)	(2,605)	(658)	$ (2,300)
Interest paid (ii)	(868)	(743)
Cash flow from financing activities	1,382	549
Effect of exchange rate	(184)	(25)
Interest accretion	877	766
Non-cash changes	939	741
Acquisition of Aliança Energia	246
December 31, 2024	14,792	12,471	11,181
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	7,474	6,497
Additions	2,033	1,500
Payments (i)	(1,037)	(542)
Interest paid (ii)	(527)	(454)
Cash flow from financing activities	469	504
Effect of exchange rate	(121)	19
Interest accretion	503	454
Non-cash changes	596	473
Acquisition of Aliança Energia	214
December 31, 2024	8,539	7,474	6,497
Debt Contract In Brazil [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	250	280
Additions
Payments (i)	(46)	(50)
Interest paid (ii)	(20)	(24)
Cash flow from financing activities	(66)	(74)
Effect of exchange rate	101	20
Interest accretion	20	24
Non-cash changes	153	44
Acquisition of Aliança Energia	32
December 31, 2024	337	250	280
Debt Contracts On The International Markets [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	4,747	4,404
Additions	2,822	450
Payments (i)	(1,522)	(66)
Interest paid (ii)	(321)	(265)
Cash flow from financing activities	979	119
Effect of exchange rate	(164)	(64)
Interest accretion	354	288
Non-cash changes	190	224
Acquisition of Aliança Energia
December 31, 2024	$ 5,916	$ 4,747	$ 4,404